Federal Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities
	September 30,
	2019	2018
Net operating loss carry-forwards	$1,088,955	$310,755
Valuation allowance	(1,088,955)	(310,755)
Net deferred tax assets	$-	$-

	December 31,
	2018	2017
Net operating loss carry-forwards	$651,191	$61,250
Valuation allowance	(651,191)	(61,250)
Net deferred tax assets	$-	$-